Party-in-Interest Transactions (Details) - ArcBest 401(k) and DC Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party-in-Interest Transactions
Administrative expense	$ 468,267	$ 457,977
CapTrust Partners, LLC
Party-in-Interest Transactions
Administrative expense	93,500	75,338
Schwab Retirement Plan Services, Inc
Party-in-Interest Transactions
Administrative expense	308,829	288,767
Other party-in-interest
Party-in-Interest Transactions
Administrative expense	$ 65,938	$ 93,873